Financial Instruments and Risk Management (Hedging Instruments Recorded in AOCI) (Details) - Currency risk [member] - Fair value hedges [member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of the period	$ 0.0	$ 0.0
Gains on currency instruments	11.2	0.0
Deferred income tax related to hedging instrument	(1.7)	0.0
Balance, June 30, 2017	6.0	0.0
CAD Currency Instruments [Member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Gains on currency instruments	(2.2)	0.0
MXN Currency Instruments [Member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Gains on currency instruments	$ (1.3)	$ 0.0